Current Financial Assets - Summary of Break Up Notes (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about investment property [line items]
Current financial assets	$ 10,000,880	$ 0
Investment A [member]
Disclosure of detailed information about investment property [line items]
Commencement date	24 November 2021
Interest	1.08%
Current financial assets	$ 5,000,880	$ 0
Investment B [member]
Disclosure of detailed information about investment property [line items]
Commencement date	4 December 2021
Interest		0.00%
Current financial assets	$ 5,000,000	$ 0